Supplement dated January 22, 1999
                       To Prospectuses of
         Equity Investor Funds (except one-year Series)
                     Corporate Income Funds
                       Defined Asset Funds
               Government Securities Income Funds
                Municipal Investment Trust Funds


     Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Fund's registration statement yearly are also now chargeable to the Fund; the Sponsors historically paid these expenses.